Document and Entity Information	12 Months Ended
Sep. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Birkenstock Holding plc
Entity Central Index Key	0001977102
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	187,829,202
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	BIRK
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity File Number	001-41836
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	1-2 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6EA
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Auditor Firm ID	1251
Auditor Name	EY GmbH & Co. KG
Auditor Location	Cologne, Germany
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Birkenstock Holding plc (the Company) as of September 30, 2024 and 2023, the related consolidated statements of comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended September 30, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at September 30, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended September 30, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Business Contact
Document Information [Line Items]
Local Phone Number	1534 835600
Contact Personnel Name	Dr. Johannes Liefke
Contact Personnel Email Address	ir@birkenstock-holding.com
Entity Address, Address Line One	1-2 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6EA.
City Area Code	+44